Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
2027	¥ 1,441
2028	1,147
2029	1,055
2030 and thereafter	154
Total lease payments	3,797
Less: imputed interest	(454)
Total	¥ 3,343	¥ 2,565